Supplemental Disclosures of Cash Flows Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Cash Flows Information

13. Supplemental Disclosures of Cash Flows Information

The following represents required supplemental disclosures of cash flows information and non-cash financing and investing activities which occurred during the nine months ended September 30, 2012 and 2011:

	September 30, 2012	September 30, 2011
Stock-based compensation accrual impact, net	$(115)	$(211,614)
Change in unrealized gain on available-for-sale securities	-	18,502
Transfer of investment in leased property to inventory	-	263,239
Transfer of assets held for sale to inventory	-	1,000,000

16. Supplemental Disclosures of Cash Flows Information

The following represents required supplemental disclosures of cash flows information and non-cash financing and investing activities which occurred during the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Stock-based compensation accrual impact, net	$395,257	$707,802	$480,145
Change in unrealized loss/gain on available for sale securities	18,502	(114,300)	(131,308)
Cash paid for interest	12,634	471,386	999,665
Transfer of property, plant and equipment to assets held for sale	-	768,779	-
Transfer of investment in leased property to inventory	253,786	-	-